ROPES & GRAY LLP 191 North Wacker Drive Chicago, IL 60606 WWW.ROPESGRAY.COM

January 17, 2020	Patrick Valenti
(312) 845-1371
Patrick.Valenti@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	PIMCO Tactical Income Fund

Registration Statement on Form N-2

Ladies and Gentleman:

On behalf of PIMCO Tactical Income Fund, a Massachusetts business trust (the “Fund”), we are today filing a Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”). Earlier today, we filed a Form N-8A pursuant to the 1940 Act on behalf of the Fund.

Pursuant to Section 6 of the Securities Act, we have calculated the Registration Fees and have transmitted such fees in the amount of $129.80 to the designated lockbox at U.S. Bank in St. Louis, Missouri.

Please direct any questions or comments regarding this filing to me at (312) 845-1371 or to Nathan Briggs at (202) 626-3909.

Sincerely,

/s/ Patrick Valenti

Patrick Valenti

cc:	Ryan G. Leshaw, Esq.

Timothy Bekkers, Esq.

Nathan Briggs, Esq.